Expense Example - Geneva SMID Cap Growth Fund	Dec. 29, 2025 USD ($)
Geneva SMID Cap Growth Fund, Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 127
Expense Example, with Redemption, 3 Years	476
Expense Example, with Redemption, 5 Years	928
Expense Example, with Redemption, 10 Years	2,185
Geneva SMID Cap Growth Fund, Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	351
Expense Example, with Redemption, 5 Years	718
Expense Example, with Redemption, 10 Years	$ 1,751